Average Annual Total Returns - Retail - Vanguard Health Care Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	21.97%	10.48%	15.16%	21.38%	10.09%	14.81%	13.36%	8.26%	12.79%	22.03%	10.54%	15.26%	22.03%	10.54%		31.09%	11.27%	13.48%	22.03%	10.54%	15.26%